OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 3:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2012	2011
	$	$

Prepaid expenses	138	21
Government institutions	106	56

Others	67	28

	311	105